CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	¥ 810,672	¥ 513,938
Time deposits	416,724	449,878
Restricted time deposits		150,000
Accounts receivable, net of allowance for doubtful accounts	97,374	146,999
Prepaid expenses and other current assets	126,088	66,103
Total current assets	1,450,858	1,326,918
Time deposits	58,667	114,227
Accounts receivable, net of allowance for doubtful accounts	1,176	7,771
Property and equipment, net	437,337	127,864
Goodwill	3,365
Long term investments	41,760	24,000
Other non-current assets	91,849	53,111
Total assets	2,085,012	1,653,891
Current liabilities:
Accounts payable	4,502	4,413
Amounts due to a related party	79	879
Income taxes payable	91,240	56,293
Deferred revenue	266,061	164,524
Accrued expenses and other current liabilities	117,867	79,835
Total current liabilities	479,749	305,944
Other non-current liabilities	7,043	9,333
Total liabilities	486,792	315,277
Commitments and contingencies
Shareholders' equity:
Treasury shares (926,113 and 1,574,980 class A ordinary shares as of December 31, 2015 and 2016, respectively, at cost)	(93,761)	(49,355)
Additional paid-in capital	995,216	907,018
Accumulated other comprehensive income	58,204	30,232
Retained earnings	638,173	450,345
Total shareholders' equity	1,598,220	1,338,614
Total liabilities and shareholders' equity	2,085,012	1,653,891
Class A [Member]
Shareholders' equity:
Ordinary shares	302	276
Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 86	¥ 98